BORROWINGS (Maturity of Borrowings) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,418,987	$ 2,230,119
Bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	500,804	440,405
Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings	655,429	652,619
Fixed | Bank Borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	267,201	649,571
Floating | Bank Borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	995,553	$ 487,524
2026
Disclosure of detailed information about borrowings [line items]
Borrowings	604,400
2026 | Bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	15,833
2026 | Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings	17,659
2026 | Fixed | Bank Borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	267,201
2026 | Floating | Bank Borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	303,707
2027
Disclosure of detailed information about borrowings [line items]
Borrowings	297,332
2027 | Bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	0
2027 | Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings	0
2027 | Fixed | Bank Borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	0
2027 | Floating | Bank Borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	297,332
2028 and thereafter
Disclosure of detailed information about borrowings [line items]
Borrowings	1,517,255
2028 and thereafter | Bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	484,971
2028 and thereafter | Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings	637,770
2028 and thereafter | Fixed | Bank Borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	0
2028 and thereafter | Floating | Bank Borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 394,514